Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 12,724	$ 13,327
Loan fees net of accumulated amortization	$ 4,607	$ 4,641